Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Unclassified Stock [Member]	Additional Paid-in Capital [Member]		Retained Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total Stocholder's Equity [Member]	Noncontrolling Interest [Member]	Member's Equity [Member]	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Beginning Balance at Dec. 31, 2012	$ 5,726								$ 5,726
Beginning Balance, shares at Dec. 31, 2012
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares		100
Issuance of common stock				[1]
Distributions	(19,650)								(19,650)
Net income	47,454				(165)		(165)		47,619
Dividends declared on common stock
Common stock, par value (in dollars per share)		$ 0.01	$ 1.00
Common Stock	100
Ending Balance at Jun. 09, 2013	33,530				(165)		(165)		33,695
Ending Balance, shares at Jun. 09, 2013		100
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares											25,000,000
Issuance of common stock	43,627										3
Reorganization, shares		100											(24,000,000)
Reorganization				[2]	165		189	33,506	(33,695)				24
Equity-based compensation	492							492
Unrealized loss on available-for-sale securities, net of tax	(489)					(46)	(46)	(443)
Net income	50,896				2,601		2,601	48,295
Distributions to non-controlling interests	(47,180)							(47,180)
Dividends declared on common stock	(1,350)		(248)		(1,102)		(1,350)
Common stock, par value (in dollars per share)										$ 0.001		$ 0.001
Common Stock										3		24
Ending Balance at Dec. 31, 2013	$ 79,526		$ 43,376		$ 1,499	$ (46)	$ 44,856	$ 34,670			$ 3		$ 24
Ending Balance, shares at Dec. 31, 2013											2,500,000		24,000,000

[1]	(a) Represents the initial 100 shares of $0.01 par value common stock issued to RCAP Holdings for $100.00, but due to rounding, $1.00 of par value and $99.00 of additional paid-in capital do not appear in the consolidated statement of changes in stockholders' equity.
[2]	(b) Represents the reversal of the initial $1.00 aggregate par value common stock and related $99.00 additional paid-in capital.